Related Party Transactions - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Director fee for each board meeting	₱ 250
Fee for each committee meeting attended	125
Total fees paid for board meetings and board committee meetings	₱ 72	₱ 68	₱ 63